Property and Equipment - Schedule of Property and Equipment (Detail) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Property,plant and equipment, gross	$ 2,531,203	$ 2,026,676	$ 1,803,946
Less: Accumulated depreciation and amortization	654,821	416,024	556,797
Property, plant and equipment, net	1,876,382	1,610,652	1,247,149
Furniture, Fixtures, and Office Equipment
Property Plant And Equipment [Line Items]
Property,plant and equipment, gross	1,026,991	944,105	893,287
Computers
Property Plant And Equipment [Line Items]
Property,plant and equipment, gross	1,183,916	859,426	600,139
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property,plant and equipment, gross	$ 320,296	$ 223,145	$ 310,520